Long-Term Debt - Schedule of Interest Expense, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Total interest incurred	$ 862,377	$ 846,321	$ 862,417
Interest capitalized	(64,798)	(29,260)	(5,070)
Interest expense, net	$ 797,579	$ 817,061	$ 857,347